EQUITY - Disclosure of significant inputs to Black and Scholes model used for fair value measurement of Share Options (Details)	1 Months Ended			12 Months Ended
	Mar. 31, 2023 ₪ / shares shares	Mar. 31, 2023 $ / shares shares	Feb. 28, 2021 shares	Dec. 31, 2024 shares	Dec. 31, 2023 SFr / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2021 SFr / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2022 shares
Movements in Share Options:
Exercise of share options				0	(1,703,908)	(1,703,908)
Share options
Movements in Share Options:
Exercise of share options			(1,703,908)		(1,703,908)	(1,703,908)
Ending balance					0	0			1,733,875
Number of Ordinary Shares in an Unit					1	1
Number of options in an Unit					0.5	0.5
Exercise price of option | (per share)					SFr (11)	$ (11.93)
Underwriters | Issued capital
Movements in Share Options:
Number of Options Granted to Acquire Units	97,222	97,222					97,222	97,222
Number of Ordinary Shares in an Unit	1	1					1	1
Number of options in an Unit	0.5	0.5					0.5	0.5
Number of ordinary shares toa acquire each option	1	1					1	1
Exercise price of option | (per share)	₪ (43.56)	$ (12.01)					SFr (11)	$ (11.93)